Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017	Aug. 26, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 900		$ 1,967
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued (in shares)			69,804
Weighted average fir value (in dollars per share)			$ 11.97
Outstanding restricted units (in shares)	135,649		135,649		65,845
(Predecessor)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 600		$ 1,063
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued (in shares)			67,400
Exercisable price per share (in dollars per share)			$ 12.00
Stock options outstanding (in shares)	2,645,092		2,645,092
Exercise price per share (in dollars per share)	$ 12.00		$ 12.00
Common Stock | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding restricted units (in shares)					65,845